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Scudder Variable Series II




Scudder Technology Growth Portfolio

Supplement to the currently effective prospectus




The following information replaces the disclosure for Scudder Variable Series
II: Scudder Technology Growth Portfolio in "The portfolio managers" section of the prospectus.

The following people handle the day-to-day management of the portfolio:


  Jonathan Wild                          Lanette Donovan                        Anne Meisner
  CA, Managing Director of Deutsche      Managing Director of Deutsche Asset    Director of Deutsche Asset
  Asset Management and Co-Manager to     Management and Co-Manager to the       Management and Co-Manager to the
  the portfolio.                         portfolio.                             portfolio.
   o Joined Deutsche Asset Management     o Joined Deutsche Asset Management     o Joined Deutsche Asset
     in 1996 and the portfolio in           in 2000 as an analyst                  Management in 2001, after 9
     2002.                                  responsible for large cap              years of experience at Goldman
   o Prior to joining the portfolio,        telecommunications and computer        Sachs as vice president, both
     was both portfolio manager and         hardware companies, after 6            in the fixed income technology
     analyst on UK equities                 years of experience covering           division, as well as in equity
     specializing in the Telecoms           technology sector as managing          research as the lead
     sector, based in London.               director and team leader for           Infrastructure Software
   o Prior to joining Deutsche Asset        Citibank Asset Management and          analyst, previously serving as
     Management, had 9 years of             director in research covering          member of technical staff at
     experience as fund manager for         computer hardware, software and        Bell Communications Research
     Finsbury Asset Management and an       services at College Retirement         (formerly Bell Labs).
     analyst at BZW having previously       Equities Fund (TIAA-CREF).           o Analyst for global equity,
     qualified as a chartered             o Analyst for global equity,             Hardware and Software sector:
     accountant at KPMG.                    Hardware and Software sector:          New York.
   o Head of global equity research         New York.                            o Joined the portfolio in 2003.
     team for Technology sector:          o Joined the portfolio in 2003.        o MBA, Columbia University
     New York.                            o MBA, Columbia University               Business School.
                                            Business School.                     o MS, Computer Science, Michigan
                                                                                   State University.





August 21, 2003